Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Security deposit	96	66
Prepaid licenses	—	20
Research and development tax credit	444	516
Other receivables	20	20
Insurance	18	246
Other prepaid	106	65
Total prepaid expenses and other current assets	$684	$933

Note 7. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Security deposit	66	146
Prepaid licenses	20	45
Research and development tax credit	516	750
Other receivables	20	178
Insurance	246	14
Other prepaid	65	293
Total prepaid expenses and other current assets	$933	$1,426